Intangible Assets - Summary of Impairment Loss and Reversal of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expenses	$ 733	$ 923	$ 1,010
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expenses	471
Research and Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expenses		324	357
General and Administrative [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expenses	$ 262	$ 599	$ 653